BORROWINGS - Additional Information (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Aug. 28, 2020 CAD ($)	Apr. 29, 2020 CAD ($)	Mar. 16, 2020 CAD ($)	Mar. 31, 2021 CAD ($) installment	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jan. 29, 2021 CAD ($)	Jun. 27, 2019 CAD ($)
BORROWINGS
Interest rate (in percent)			2.45%
Amount received as part of repayable contribution agreement			$ 1,803
Loan value			$ 1,192			$ 119
Amount of grant						31
Amount of loan reimbursed	$ 1,802					2,000	$ 2,419
Amount of interest paid						150	$ 123
Percentage of cost of issue of loans			1.00%
Prime rate
BORROWINGS
Interest rate (in percent)			2.45%
Loan value			$ 611
Borrowings variable interest rate			0.07%
Vendor [Member]
BORROWINGS
Agreement with vendor								$ 1,137
Interest rate (in percent)								8.00%
Sustainable Development Technology Canada [Member]
BORROWINGS
Interest rate (in percent)					0.00%
Amount received as part of repayable contribution agreement					$ 1,350
Number of installments | installment					60
Discounted interest rate (in percent)					5.50%
Loan value						1,025
Amount of grant						325
Pallinghurst
BORROWINGS
Percentage of royalty issued		3.00%
Aggregate purchase price of royalty issued		$ 4,306
Amount of promissory note				$ 2,000					$ 2,000
Accrued interest						306
Interest rate (in percent)				9.00%
Amount of loan reimbursed				$ 2,000
Investissement Quebec
BORROWINGS
Amount of interest paid						$ 101